Goodwill and Intangible Assets - Changes in the Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 28, 2019	Dec. 26, 2020
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 0	$ 124,521
Disposals and foreign currency changes, net	0	334,543
Impairment of Intangible Assets (Excluding Goodwill)	0	11,411
Goodwill, Transfers	0	605
Goodwill, Ending Balance	124,521	448,258
Buddy's Partners Asset Acquisition [Member]
Goodwill [Roll Forward]
Acquisitions of assets from franchisees	7,217	0
A-Team Leasing Asset Acquisition [Member]
Goodwill [Roll Forward]
Acquisitions of assets from franchisees	6,287	0
Sears Outlet [Member]
Goodwill [Roll Forward]
Acquisitions of assets from franchisees	31,028	0
Vitamin Shoppe [Member]
Goodwill [Roll Forward]
Acquisitions of assets from franchisees	4,951	0
Buddy's [Member]
Goodwill [Roll Forward]
Acquisitions of assets from franchisees	$ 75,038	$ 0